Schedule of reconciliation of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss before tax	$ (11,443)	$ (2,312)	$ (12,469)
Statutory income tax rate	25.00%	25.00%	25.00%
Expected income tax (benefit)	$ (2,861)	$ (578)	$ (3,117)
Increase (decrease) resulting from:
Non-taxable items	6,415	2,005	118
Change in unrecognized deferred tax assets	(1,234)	534	1,335
Tax rate changes, tax rate differences	(2,109)	135	1,361
Prior period tax adjustments	(388)	(27)	188
Total income tax expense (benefit)	$ (177)	$ 2,069	$ (115)